Stock Compensation Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense recognized:
Related tax benefit			$ 36
Stock options [Member]
Expense recognized:
Related to stock options	5	85	116
Share awards [Member]
Expense recognized:
Related to stock options	$ 160	$ 25	$ 41